LEASE - Lessee (Details) - COP ($) $ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Right of use assets, lease		$ 1,692,116
Leases under IAS 17 (adoption of IFRS 16)		$ 1,918,655	$ 1,913,196	$ 2,064,978
Adoption of IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Right of use assets, lease	$ 1,572,446
Increase in Right of Use Assets	1,543,427
Net of deferred tax assets	(119,173)
Increase in lease liabilities	1,848,833
Net of effect of changes in foreign exchange rate	(9,560)
Decrease in Retained earnings	184,248
Adoption of IFRS 16 | Transportempo S.A.S. [Member]
Disclosure of initial application of standards or interpretations [line items]
Right of use assets, lease	1,572,446
Increase in Right of Use Assets	1,543,427
Leases under IAS 17 (adoption of IFRS 16)	$ 29,019
Leases under IAS 17 | Transportempo S.A.S. [Member]
Disclosure of initial application of standards or interpretations [line items]
Leases under IAS 17 (adoption of IFRS 16)			$ 29,019